Shareholder Report, Average Annual Return (Details) 74200014500_Templeton Global Bond Enhanced Fund_Class C_TSR Annual {Class C}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		18.93%	(0.73%)	0.26%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		19.93%	(0.73%)	0.26%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		8.17%	(2.15%)	1.26%
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index
Average Annual Return, Percent		7.55%	(3.53%)	0.54%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg Multiverse Index†
Average Annual Return, Percent	[1]	8.42%	(1.87%)	1.50%

[1]
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.